Tax (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	(346)	1,743	1,645	1,397	3,519
Current and deferred taxes (CHF)
Deferred income tax expense				562	623
Income tax expense	307	543	472	850	971
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	(76)
Swiss statutory rate (as a percent)	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	228
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	228
Other non-deductible expenses	386
of which non-deductible interest expenses	40
of which non-deductible bank levy costs and other non-deductible compensation expenses	18
of which non-deductible provision accruals	328
Lower taxed income	(5)
of which tax benefit related non-taxable life insurance income	(5)
Income taxable to non-controlling interests	(10)
Changes in deferred tax valuation allowance	505
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	105
of which valuation allowance deferred tax assets increases reassessment	400
Change in recognition of outside basis difference	(733)
Other	12
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	(4)
of which foreign exchange translation gains or losses relating to deferred tax assets on tax loss carry-forwards recorded in UK entities	6
of which tax expense relating to non-recoverable foreign and withholding taxes	7
Income tax expense	307	543	472	850	971